Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$327,733.79

Principal:
Principal Collections	$7,168,618.76
Prepayments in Full	$2,321,516.11
Liquidation Proceeds	$35,403.64
Recoveries	$38,787.92
Sub Total	$9,564,326.43
Collections	$9,892,060.22

Purchase Amounts:
Purchase Amounts Related to Principal	$227,762.61
Purchase Amounts Related to Interest	$1,196.93
Sub Total	$228,959.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,121,019.76

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,121,019.76
Servicing Fee	$83,751.87	$83,751.87	$0.00	$0.00	$10,037,267.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,037,267.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,037,267.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,037,267.89
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,037,267.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,037,267.89
Interest - Class B Notes	$49,009.56	$49,009.56	$0.00	$0.00	$9,988,258.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,988,258.33
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$9,936,957.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,936,957.08
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$9,875,132.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,875,132.50
Regular Principal Payment	$9,485,365.94	$9,485,365.94	$0.00	$0.00	$389,766.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$389,766.56
Residual Released to Depositor	$0.00	$389,766.56	$0.00	$0.00	$0.00
Total		$10,121,019.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,485,365.94
Total					$9,485,365.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,485,365.94	$200.28	$49,009.56	$1.03	$9,534,375.50	$201.31
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$9,485,365.94	$5.89	$162,135.39	$0.10	$9,647,501.33	$5.99

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$34,192,713.07	0.7219745	$24,707,347.13	0.5216923
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$97,332,713.07	0.0604461	$87,847,347.13	0.0545554

Pool Information
Weighted Average APR	3.958%	3.994%
Weighted Average Remaining Term	17.88	17.26
Number of Receivables Outstanding	15,291	14,354
Pool Balance	$100,502,245.84	$90,640,028.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$97,332,713.07	$87,847,347.13
Pool Factor	0.0609778	0.0549941

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$2,792,680.98
Targeted Overcollateralization Amount	$2,792,680.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,792,680.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$108,916.61
(Recoveries)		142	$38,787.92
Net Loss for Current Collection Period			$70,128.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8373%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7712%
Second Prior Collection Period			0.1056%
Prior Collection Period			(0.5783)%
Current Collection Period			0.8805%
Four Month Average (Current and Prior Three Collection Periods)			0.2948%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,885	$12,945,430.72
(Cumulative Recoveries)			$2,767,249.59
Cumulative Net Loss for All Collections Periods			$10,178,181.1300
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6175%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,880.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,478.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.27%	303	$2,961,026.55
61-90 Days Delinquent	0.27%	25	$247,580.37
91-120 Days Delinquent	0.03%	4	$31,300.85
Over 120 Days Delinquent	0.73%	51	$664,758.76
Total Delinquent Receivables	4.31%	383	$3,904,666.53

Repossession Inventory:
Repossessed in the Current Collection Period		6	$92,532.90
Total Repossessed Inventory		10	$151,762.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4717%
Prior Collection Period			0.5559%
Current Collection Period			0.5573%
Three Month Average			0.5283%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer